Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Nov. 30, 2014	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥) Customer Segment	Dec. 31, 2017 USD ($) Customer Segment	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2017 USD ($)	Dec. 29, 2017
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB									6.5063
Goodwill	¥ 1,504,278,000			¥ 1,504,278,000		¥ 1,504,278,000		$ 231,203,000
Goodwill, impairment loss				0	$ 0	0
Long-lived assets, impairment charge				0	0	0	¥ 0
Recorded rebates and cash incentives to advertising agencies companies				886,907,000	136,315,000	653,481,000	578,548,000
Advertising expenditures				¥ 767,528,000	$ 117,967,000	756,073,000	533,632,000
Minimum percentage of estimated remaining economic life, Capital lease classification requirement				75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property				90.00%	90.00%
Number of operating segment | Segment				1	1
Total expenses for employee benefits				¥ 270,794,000	$ 41,620,000	¥ 214,596,000	¥ 134,125,000
Foreign currency exchange rate appreciation (depreciation)				6.70%	6.70%	(6.70%)	(4.20%)
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants				¥ 25,657,000	$ 3,943,000	¥ 12,576,000	¥ 11,281,000
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer				0	0	0	0
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 5,733,321,000			¥ 8,154,224,000		¥ 5,733,321,000		1,253,282,000
Consolidated VIEs [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits				862,215,000				132,520,000
Subsidiaries [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits				¥ 6,399,234,000				$ 983,544,000
Deferred Tax Assets Current [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment			¥ (99,228,000)
Deferred Tax Assets Noncurrent [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Prior period reclassification adjustment			¥ 99,228,000
Media and Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax		17.00%
Value-added tax refund rate		14.00%
Media and Leads Generation Services [Member] | Chengdu Prbrownies Software Company Limited [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	17.00%
Value-added tax refund rate	14.00%
China [Member] | Media and Leads Generation Services [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax				6.00%	6.00%	6.00%	6.00%
China [Member] | Online Marketplace [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax				17.00%	17.00%